UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22026
Gabelli SRI Green Fund, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: March 31
Date of reporting period: June 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Gabelli SRI Green Fund,Inc.
First Quarter Report (d)
June 30,2009
To Our Shareholders,
     The net asset value (“NAV”) per Class AAA Share of The Gabelli SRI Green Fund, Inc. (the “Fund”) skyrocketed 28.6% versus an increase of 15.9% for the Standard & Poor’s (“S&P”) 500 Index during the quarter ended June 30, 2009.
     Enclosed is the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)(d)

			Six				Since Inception
	Quarter		Months		1 Year		(6/1/07)
Gabelli SRI Green Fund Class AAA	28.59%		22.97%		(3.45)%		(10.54)%
S&P 500 Index	15.92		3.19		(26.20)		(19.85)
Class A	28.43		23.00		(3.40)		(10.51)
	21.05	(b)	15.93	(b)	(8.95	)(b)	(13.02	)(b)
Class C	28.29		22.64		(4.06)		(11.11)
	27.29	(c)	21.64	(c)	(5.02	)(c)	(11.11)
Class I	28.55		23.13		(3.28)		(10.31)
In the current prospectus, the gross expense ratios for Class AAA, A, C, and I Shares are 11.07%, 11.07%, 11.82%, and 10.82%, respectively.The net expense ratios after contractual reimbursements by the Adviser in place through July 31, 2010 are 2.01%, 2.01%, 2.76%, and 1.76%, respectively. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.
(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, six months, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

(d)	The Fund’s fiscal year end is March 31.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

Gabelli SRI Green Fund,Inc.
Schedule of Investments — June 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%
	Alternative Generation and Utilities — 11.6%
700	Acciona SA	$86,023
10,000	ADA-ES Inc.†	39,900
10,000	Arrow Energy Ltd.†	28,606
2,125	Companhia Energetica de Minas Gerais, ADR	28,560
800	EDF Energies Nouvelles SA	39,684
7,500	EDP Renovaveis SA†	76,807
800	FPL Group Inc.	45,488
8,000	Iberdrola Renovables SA†	36,530
500	Northeast Utilities	11,155

		392,753

	Batteries — 3.4%
5,000	BYD Co. Ltd., Cl. H†	19,806
2,000	China Ritar Power Corp.†	6,000
7,000	GS Yuasa Corp.	61,618
800	Sociedad Quimica y Minera de Chile SA, ADR	28,952

		116,376

	Biofuels — 2.1%
10,000	Gushan Environmental Energy Ltd., ADR	21,200
600	Novozymes A/S, Cl. B	48,715

		69,915

	Corporate Sustainability — 10.2%
	Food and Beverage — 7.4%
3,000	Danone, ADR	29,400
1,000	Dr. Pepper Snapple Group Inc.†	21,190
1,500	Nestlé SA	56,491
2,500	The Hain Celestial Group Inc.†	39,025
2,500	United Natural Foods Inc.†	65,625
2,000	Whole Foods Market Inc.	37,960

		249,691

	Health Care — 0.9%
1,000	Mead Johnson Nutrition Co., Cl. A†	31,770

	Other — 1.9%
3,500	Climate Exchange plc†	49,319
400	SAP AG	16,088

		65,407

	TOTAL CORPORATE SUSTAINABILITY	346,868

	Efficiency — 11.4%
	Computer Software and Services — 4.2%
500	Apple Inc.†	71,215
3,000	STEC Inc.†	69,570

		140,785

		Market
Shares		Value
	Other — 5.2%
2,500	Autonomy Corp. plc†	$59,104
1,700	Cree Inc.†	49,963
2,600	Johnson Controls Inc.	56,472
1,500	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,115

		179,654

	Retail — 2.0%
800	Amazon.com Inc.†	66,928

	TOTAL EFFICIENCY	387,367

	Environmental Services — 1.6%
1,300	Republic Services Inc.	31,733
800	Waste Management Inc.	22,528

		54,261

	Smart Grid — 10.8%
	Computer Software and Services — 3.8%
6,000	Telvent GIT SA	130,020

	Other — 2.2%
900	Badger Meter Inc.	36,900
500	Valmont Industries Inc.	36,040

		72,940

	Utilities — 4.8%
3,500	Comverge Inc.†	42,350
1,500	EnerNOC Inc.†	32,505
2,000	MYR Group Inc.†	40,440
2,000	Quanta Services Inc.†	46,260

		161,555

	TOTAL SMART GRID	364,515

	Solar — 18.7%
3,500	5N Plus Inc.†	19,439
2,200	Abengoa SA	48,686
15,000	Akeena Solar Inc.†	19,200
1,500	Applied Materials Inc.	16,455
3,500	Corning Inc.	56,210
8,000	JA Solar Holdings Co. Ltd., ADR†	37,600
400	Manz Automation AG†	22,726
2,000	MEMC Electronic Materials Inc.†	35,620
800	Phoenix Solar AG	36,912
800	Roth & Rau AG†	26,048
10,000	SatCon Technology Corp.†	18,000
500	SMA Solar Technology AG	37,014
1,800	Solar Millennium AG†	59,088
1,000	Suntech Power Holdings Co. Ltd., ADR†	17,860
2,600	Trina Solar Ltd., ADR†	66,638
8,500	Yingli Green Energy Holding Co. Ltd., ADR†	115,175

		632,671

See accompanying notes to schedule of investments.

Gabelli SRI Green Fund, Inc.
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Water — 7.5%
1,000	American Water Works Co. Inc.	$19,110
800	Andritz AG	33,557
80,000	Carnegie Corp. Ltd.†	13,860
2,000	Duoyuan Global Water Inc., ADR†	48,560
7,000	Pure Technologies Ltd.†	21,665
3,000	Southwest Water Co.	16,560
1,000	Veolia Environnement	29,446
3,000	WaterFurnace Renewable Energy Inc.	70,854

		253,612

	Wind — 20.9%
10,000	A-Power Energy Generation Systems Ltd.†	79,800
5,000	American Superconductor Corp.†	131,250
3,000	Broadwind Energy Inc.†	33,960
10,000	Catch the Wind Ltd.†	13,326
30,000	China High Speed Transmission Equipment Group Co. Ltd.	59,767
23,000	China Wind Systems Inc.†	21,620
20,000	Clipper Windpower plc†	39,485
25,000	Hansen Transmissions International NV†	63,443
1,000	Kaydon Corp.	32,560
600	SGL Carbon SE†	18,526
2,400	Vestas Wind Systems A/S†	172,028
4,500	Zoltek Co. Inc.†	43,740

		709,505

	OTHER — 1.8%
	Cable and Satellite — 0.5%
800	Cablevision Systems Corp., Cl. A	$15,528

	Entertainment — 0.0%
1	Time Warner Inc.	9

	Financial Services — 1.3%
1,500	American Express Co.	34,860
1,000	The Blackstone Group LP	10,540

		45,400

	TOTAL OTHER	60,937

	TOTAL COMMON STOCKS	3,388,780

	TOTAL INVESTMENTS — 100.0%
	(Cost $2,931,425)	$3,388,780

	Aggregate book cost	$2,931,425

	Gross unrealized appreciation	$486,093
	Gross unrealized depreciation	(28,738)

	Net unrealized appreciation/depreciation	$457,355

†	Non-income producing security.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	44.5%	$1,509,902
Europe	35.9	1,215,140
Latin America	12.0	406,745
Asia/Pacific	5.8	195,375
Japan	1.8	61,618

	100.0%	$3,388,780

See accompanying notes to schedule of investments.

Gabelli SRI Green Fund, Inc.
Notes to Schedule of Investments (Unaudited)

1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$3,388,780

*	Security and industry classifications are detailed in the Schedule of Investments.
There were no Level 3 investments at March 31, 2009 or June 30, 2009.

Gabelli SRI Green Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)

2. Derivative Financial Instruments. The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of increasing the income of the Fund, to protect against an anticipated decline in the value of its assets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund or to hedge against an equity risk already present in the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments. At June 30, 2009, there were no open swap agreements.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund or to protect against an anticipated decline in the value of its assets. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

Gabelli SRI Green Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At June 30, 2009, there were no open options.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Gabelli SRI Green Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
3. Tax Information. At March 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $20,405, which are available to reduce future required distributions of net capital gains to shareholders through 2017.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended March 31, 2009, the Fund deferred capital losses of $616,993.

Gabelli SRI Green Fund, Inc.
FIRST QUARTER REPORT
JUNE 30, 2009
Gabelli SRI Green Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors
Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer,
GAMCO Investors, Inc.
Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Corp.
Clarence A. Davis
Former Chief Executive Officer,
Nestor, Inc.
Anthonie C. van Ekris
Chairman, BALMAC
International, Inc.
Officers
Bruce N. Alpert
President and Secretary
Peter D. Goldstein
Chief Compliance Officer
Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian
The Bank of New York Mellon
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of the Gabelli SRI Green Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q209SR

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli SRI Green Fund, Inc.
By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 8/28/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 8/28/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 8/28/09

*	Print the name and title of each signing officer under his or her signature.